Related-party transactions - Summary of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information About Key Management Personnel [Abstract]
Short-term employee benefits	€ 1,086	€ 1,675	€ 894
Termination benefits	0	283	0
Share-based payments	89,636	2,450	0
Total	€ 90,722	€ 4,408	€ 894